OPTIONS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Options
Number of option Outstanding, Beginning	1,405,000	1,405,000	1,365,000
Outstanding option, granted			40,000
Outstanding option, exercised
Number of option exercisable, Ending		1,405,000	1,405,000
Number of option outstanding, ending	1,405,000
Weighted average exercise price
Weighted average exercise price, Beginning	$ 0.34	$ 0.34	$ 0.35
Weighted average exercise price, Granted	0		0.25
Weighted average exercise price, Exercised	0
Weighted average exercise price, Ending	$ 0.34	$ 0.34	$ 0.34
Weighted Average Remaining Contract Life
Weighted Average Remaining Contract life, Beginning	5 years 9 months 18 days	6 years 9 months 18 days	7 years 10 months 17 days
Weighted Average Remaining Contract life, granted			9 years
Weighted Average Remaining Contract life, Ending	5 years 3 months 18 days	5 years 9 months 18 days	6 years 9 months 18 days
Number of option exercisable
Outstanding option, Beginning	1,405,000	1,397,000	1,236,000
Outstanding option, granted	3,700,000		16,000
Outstanding option, Ending	1,405,000	1,405,000	1,397,000
Intrinsic value
Intrinsic value, Beginning	$ 0